Roundhill N-100 0DTE Covered Call Strategy ETF
Schedule of Investments
March 31, 2024 (Unaudited)
	Shares	Value
SHORT-TERM INVESTMENTS - 15.7%
Money Market Fund — 15.7%
First American Government Obligations Fund, Class X, 5.23% (a)	1,299,728	$1,299,728
TOTAL SHORT-TERM INVESTMENTS (Cost $1,299,728)		1,299,728

	Number of Contracts (b)		Notional Value
PURCHASED OPTIONS - 84.2%
Purchased Call Options — 84.2%
Nasdaq-100 Micro Index
Expiration: June 2024, Exercise Price: $120	50	320,000	$600,000
Nasdaq-100 Stock Index
Expiration: March 2025, Exercise Price: $1,697	4	6,626,941	678,800
TOTAL PURCHASED OPTIONS (Cost $6,887,045)		6,946,941

TOTAL INVESTMENTS (Cost $8,186,773) — 99.9%		8,246,669
Other assets and liabilities, net — 0.1%		4,856
NET ASSETS — 100.0%		$8,251,525

(a)	The rate shown is the seven day yield at period end.
(b)	Each contract has a multiplier of 100.

Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Money Market Fund	$1,299,728	$-	$-	$1,299,728
Purchased Call Options	-	6,946,941	-	6,946,941
Total Investments - Assets	$1,299,728	$6,946,941	$-	$8,246,669